Related Party Transactions	3 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Related Party Transactions
13 - Related Party Transactions
Arm China and Acetone Limited
Following the restructuring of its direct investment in Arm Technology (China) Co. Limited (“Arm China”) in the fiscal year ended March 31, 2022, the Company has a 10% non-voting ownership interest in Acetone Limited, whose primary asset is a 48.2% interest in Arm China. The Company has no direct material transactions with Acetone Limited.
For the three months ended June 30, 2025 and 2024, the Company recognized revenue under the terms of the intellectual property license agreement (“IPLA”) with Arm China of $201.0 million and $122.6 million, respectively, and recognized expenses under a service share arrangement with Arm China of $13.9 million and $16.2 million, respectively. The Company leases certain assets to Arm China. For the three months ended June 30, 2025 and 2024, the Company recognized rental income from the assets leased to Arm China of $0.2 million and $0.4 million, respectively.
As of June 30, 2025, the Company had a net receivable of $355.9 million ($365.6 million receivable less $9.7 million payable) from Arm China. As of March 31, 2025, the Company had a net receivable of $284.6 million ($294.5 million receivable less $9.9 million payable) from Arm China. As of June 30, 2025 and March 31, 2025, the Company had contract liabilities of $103.4 million and $104.2 million, respectively, relating to Arm China.
For the three months ended June 30, 2025, the Company did not recognize any expected credit losses against earnings relating to Arm China. For the three months ended June 30, 2024, the Company recognized $16.0 million for expected credit losses against earnings relating to Arm China. As of June 30, 2025 and March 31, 2025, the Company’s allowance for current expected credit losses related to Arm China was $16.0 million and $16.0 million, respectively, which is reflected in accounts receivable, net on the Condensed Consolidated Balance Sheets.
See Note 4 - Equity Investments, for further details of the impact of Acetone Limited on the Company’s results.
Other Entities Related by Virtue of Common Control by SoftBank Group
During the fiscal year ended March 31, 2025, the Company entered into related party transactions with an affiliate of SoftBank Group relating to a licensing and service arrangement in connection with the consulting agreement with SoftBank Group. Pursuant to a statement of work entered into under the consulting agreement during the fiscal year ended March 31, 2025, and subsequently amended in the fiscal quarter ended June 30, 2025, the Company may earn fees for services provided. For the three months ended June 30, 2025 and 2024, revenue from the licensing and servicing arrangement was
$126.1 million and $0.0 million, respectively. As of June 30, 2025, the Company had contract assets of $226.6 million and accounts receivable of $45.0 million from the affiliate of SoftBank Group. As of June 30, 2025, the Company did not have any contract liabilities from the affiliate of SoftBank Group. As of March 31, 2025, the Company had contract assets of $145.5 million and did not have any accounts receivable or contract liabilities from the affiliate of Softbank Group.
Other Equity Investments
The Company has revenue transactions, along with receivable, contract asset and contract liability balances for certain other equity investees, for which the Company has significant influence or, for investments in limited partnerships or certain limited liability companies that maintain a specific ownership account for each investor, for which the Company has more than virtually no influence (i.e., at least 3% to 5% ownership) (such investees, “Significant Influence Investees”). For the three months ended June 30, 2025 and 2024, the Company recognized revenue of $0.6 million and $1.4 million, respectively, from Significant Influence Investees.
As of June 30, 2025, the Company had accounts receivable of $6.0 million, contract assets of $0.5 million, and contract liabilities of $0.5 million related to contracts with Significant Influence Investees. As of March 31, 2025, the Company had accounts receivable of $0.7 million, contract assets of $6.3 million, and contract liabilities of $0.7 million related to contracts with Significant Influence Investees.
For the three months ended June 30, 2025 and 2024, the Company recognized aggregate distributions, dividends and returns of capital from certain equity investments of $1.8 million and $0.3 million, respectively.
Linaro Limited
Linaro Limited (“Linaro”) is a not-for-profit entity for which the Company is a member and has significant influence. For the three months ended June 30, 2025 and 2024, the Company incurred subscription and other costs of $2.3 million and $2.4 million, respectively, from Linaro. As of June 30, 2025 and March 31, 2025, $0.3 million and $0.7 million, respectively, was recorded in other current liabilities on the Condensed Consolidated Balance Sheets.
In February 2023, the Company entered into an agreement with Linaro to sell certain net assets of the Company that meets the definition of a business in exchange for cash consideration of $4.0 million to be paid in equal annual installments over five years. As of June 30, 2025 and March 31, 2025, the total unpaid purchase consideration was $2.4 million, which was recorded in prepaid expenses and other current assets and other non-current assets on the Condensed Consolidated Balance Sheets.
Loans to Related Parties
As of June 30, 2025 and March 31, 2025, the Company had a loan receivable of $16.8 million and $16.6 million, respectively, with Arduino, a related party, and a loan receivable of $3.2 million and $3.2 million, respectively, with Cerfe Labs, Inc, a related party, both of which remain fully impaired. See Note 5 - Financial Instruments, for further information regarding these loans.
As of June 30, 2025 and March 31, 2025, the outstanding balance of the convertible promissory note issued by Ampere, a related party, was $34.2 million and $33.8 million, respectively. The Company’s maximum exposure to loss is the amounts invested in, and advanced to, Ampere as of June 30, 2025. See Note 4 - Equity Investments, for further details on Ampere.
Tax Sharing Agreement with SoftBank Group
In April 2025, the Company entered into a Tax Sharing Agreement with SoftBank Group (the “Tax Sharing Agreement”) in relation to the U.K. enacting legislation implementing the OECD framework for Pillar Two which implements a top-up tax to ensure multinational entities in the United Kingdom pay a minimum 15% effective tax rate (the “UK Top-up Tax”). The Tax Sharing Agreement sets forth the framework for determining the amount of UK Top-up Tax payable by SoftBank Group to compensate the Company for any additional costs incurred in relation to the UK Top-up Tax as a result of
SoftBank Group’s ownership interest in the Company. The Tax Sharing Agreement did not have a material impact on its financial statements for the three months ended June 30, 2025 and 2024.